Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's Investments at Fair Value
The following tables sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value:
Investments at Fair Value as of December 31, 2025

	Level 1	Level 2	Level 3	Total
Mutual Funds	$548,690,162	$—	$—	$548,690,162
Company Common Stock	44,974,006	—	—	44,974,006

Total Assets in the Fair Value Hierarchy	593,664,168	—	—	593,664,168
Investments measured at NAV				946,391,787

Investments at Fair Value	$593,664,168	$—	$—	$1,540,055,955

Investments at Fair Value as of December 31, 2024

	Level 1	Level 2	Level 3	Total
Mutual Funds	$520,092,331	$—	$—	$520,092,331
Company Common Stock	58,758,424	—	—	58,758,424

Total Assets in the Fair Value Hierarchy	578,850,755	—	—	578,850,755
Investments measured at NAV				794,965,292

Investments at Fair Value	$578,850,755	$—	$—	$1,373,816,047